Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

Inventories	€ million 2025	€ million 2024
Raw materials and consumables	1,567	1,912
Finished goods and goods for resale	2,688	3,569
Total inventories	4,255	5,481
Provision for inventories	(212)	(304)
	4,043	5,177

Summary Reconciliation Of Provision For Inventories

Provision for inventories	€ million 2025	€ million 2024
1 January	304	358
Charge to income statement	4	9
Reduction/releases	(31)	(56)
Currency translations	(29)	(1)
Disposal & Distribution(a)	(42)	(11)
Others(b)	6	5
31 December	212	304
(a)Disposal and Distribution includes €41 million relating to Ice Cream which has been derecognised on demerger.
(b)Others include the amount relating to the acquisition of businesses and transfers.